Cover	May 12, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 12, 2025
Entity Registrant Name	INTEGRAL AD SCIENCE HOLDING CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40557
Entity Tax Identification Number	83-0731995
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	278-4871
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001
Trading Symbol	IAS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Address, Address Line One	12 E 49th Street,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001842718
Entity Address, Address Line Two	20th Floor